Note 8 - Income Tax - Summary of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current income taxes		$ (4,109)	$ 1,983	$ (5,112)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]	852	(1,272)	(322)
Deferred taxes		3,452	1,164	(168)
Income tax benefit (expense)		194	1,876	(5,602)
Profit from continuing operations		(43)	(75)	(2,658)
Profit from discontinued operation		$ 237	$ 1,950	$ (2,944)

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.